Earnings/ (Loss) per share - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share, Basic [Abstract]:
Issuance date of Series B preferred stock		August 2013
Issuance Date Of Series C preferred Stock	January 2014
Preferred stock dividend rate series B		7.625%
Preferred stock dividend rate series C	8.50%
Preferred Stock, Dividend Payment Terms	For Series B: Annual dividend of 7.625% in arrears on the 15th day of January, April, July and October of each year. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock that should be paid for the period. For Series C: Annual dividend of 8.500% in arrears on the 15th day of January, April, July and October of each year. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock that should be paid for the period.
Dividends paid or accrued during the year	$ 11,909	$ 1,536	$ 0